Commitments	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Commitments

5.	Commitments

Ontario mineral claim holders must satisfy required annual units of assessment work to keep their claims in good standing. They must perform early exploration work and submit an assessment work report through the Mining Lands Administration System (MLAS). Current annual work commitment is $74,800 per annum on the Laird Lake claims. Assessment work has been completed to maintain these claims until January 2027.

Under the terms of the option agreement relating to the Laird Lake property, the Company is required to make a cash payment of $50,000 on August 19, 2026 to maintain its rights under the agreement. Following a strategic review of its exploration portfolio, the Company has elected to allow the Oneman Lake claims to lapse and intends to continue advancing the Laird Lake project.

As at June 30, 2026, the Company had approximately $795,000 unspent flow-through expenditure commitments, which are required to be incurred by December 31, 2026.